10. Notes Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on extinguishment of debt	$ 0	$ 277,734	$ 333,823	$ 1,051,734
Convertible promissory note - Service agreement [Member]
Gain (loss) on extinguishment of debt			20,000
Settlement Agreements [Member]
Gain (loss) on extinguishment of debt			35,403	952,400
Convertible promissory note - Asher/Goldenrise [Member]
Gain (loss) on extinguishment of debt				(9,948)
Interest expense			$ 0	$ 2,500
Goldenrise [Member]
Stock issued for convertible note			123,268